[redacted]

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

12028471

NYSE EURONEXT

Cert NYS

001-35754

Received SEC

December 6, 2012

DEC 06 2012

Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Infosys Limited, American Depositary Shares each represented by one Equity Share, par value 5 per share, and Equity Shares, par value 5 per share (application for the Equity Shares, par value 5 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 5, 2012. Tentative listing date – December 12, 2012.

Sincerely,

[signature]

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com